Related Party Balance and Transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Balance and Transactions
Schedule of transactions with related parties

	For the six months ended
	June 30,
	2021	2022
	RMB	RMB
Transactions with related parties
(1) Base commission income and Sales incentive income shared with related parties under Self-Commitment and Non-Group Collaborative Agreements (see note 1)
Jiufeng	72	23
Jiuzhen	129	4,022
Deyan	235	—
Jiushi	4	—
Chongkai	57	59
Muju	—	566
	497	4,670

Schedule of amounts due to related parties

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Amounts due to related parties
(1) Payables for income shared under Non-Group Collaborative Agreements (see note 1)
Gefei Chengyun	10,759	10,759
Jiufeng	242	242
Jiuchuan	6,828	9,219
Longshutianye	10,140	10,140
Yunde	9,383	9,383
Detong	3,274	3,274
Qixing	964	964
Jiushi	65	65
Muju	—	566
	41,655	44,612

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
(2) Payables for Base Commission Income shared with related parties under Exclusive Sales Contracts without Sales Commitment Arrangement
Derong	9,733	9,733
Jiushen	29	29
Jiufeng	464	464
	10,226	10,226

(3) Other payables
Jiushen	790	790
Jiuzhen	—	3,981
Shanghai Chongkai Enterprise Management (LLP) (“Chongkai”)	3,947	3,679
Jiufeng	149	172
Muju	7,556	4,686
	12,442	13,308

Total	64,323	68,146